Organization and Principal Activities	6 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
Organization and principal activities

1. Organization and principal activities

(a) Principal activities

Wetour Robotics Limited (the “Company” or “Wetour Robotics”) was incorporated under the law of the Cayman Islands as an exempted company with limited liability on February 10, 2022 under the name “Webus International Limited.” The Company changed its name to “Wetour Robotics Limited” on March 16, 2026, upon the issuance of a Certificate of Incorporation on Change of Name by the Registrar of Companies of the Cayman Islands. The name change reflects the Company’s strategic evolution toward Physical AI infrastructure. The Company’s principal executive offices are located in Austin, Texas.

The Company, through its wholly-owned subsidiaries, variable interest entity (“VIE”) (collectively, the “Group”), is principally engaged in the operation of packaged tour service, customized chartered bus service and commute shuttle service, in the People’s Republic of China (the “PRC” or “China”) and the United States. For the six months ended December 31, 2024 and 2025, revenues generated from the Group’s U.S. subsidiary were RMB15,699,183 and RMB7,676,339, representing approximately 90.3% and 80.3% of total Group revenue, respectively.

The Group operates on a business model of “Mobility-as-a-Service” to identify and solve inefficiencies associated with inflexible or low-quality public transportation and provide cost-efficient and customized mass transportation services under different scenarios with our comprehensive digital platforms. The Group started its business in 2019 and is in the process of expanding the services provided. The services provided by the Group mainly include: (i) packaged tour service, (ii) customized chartered bus service, and (iii) commute shuttle service.

The Group is also developing Orchestra, an operating system platform designed to translate human gesture and visual recognition signals into command signals for connected physical devices, including wearable robotics and robotic manipulators. Orchestra comprises three components: Conductor, a software pipeline for sEMG -based real-time continuous gesture recognition; Vision-Link, a visual scene recognition and execution layer; and Orchestra OS, a device-agnostic operating system. Platform development activities are principally conducted through the Group’s United States operations. No revenue was generated from Physical AI infrastructure activities during the six months ended December 31, 2024 and 2025.

(b) Organization

Wetour Robotics was incorporated as an ultimate holding company in the Cayman Islands on February 10, 2022, who owns 100% equity interest of Wetour Travel Tech LLC (“Wetour”) and Youbus International Limited (“Youbus International”). Webus Hongkong Limited (“Webus HK”) is a 100% wholly-owned subsidiary of Youbus International in Hongkong, who established a wholly-owned subsidiary, Zhejiang Xinjieni Technology Co., Ltd. (“Xinjieni Tech”), a wholly-owned foreign enterprise (“WFOE”) incorporated in PRC.

Zhejiang Youba Technology Co., Ltd. (“Youba Tech”), which was established under the laws of the PRC on August 16, 2019 along with its subsidiary Hangzhou Webus Travel Agency Co., Ltd. (“Webus Travel Agency”) are the Group’s main operating entities in China. Prior to the Reorganization described below, Youba Tech was controlled by six individual shareholders, who were also the proportionate shareholders of Wetour Robotics.

Hangzhou Shunxing Technology Co., Ltd. (“Hangzhou Shunxing”) was established under the laws of the PRC on June 10, 2025, which was a wholly-owned subsidiary of WFOE.

(c) Reorganization

On November 5, 2025, Youba Tech transferred its 100% equity interest in Webus Travel Agency to Hangzhou Shunxing for a nominal consideration of RMB1. Prior to this transfer, both Youba Tech and Hangzhou Shunxing were under the common control of the same group of individual shareholders. The transfer of Webus Travel Agency on November 5, 2025, has been accounted for as a reorganization of entities under common control. Accordingly, the Company’s unaudited condensed consolidated financial statements have been prepared as if the current corporate structure had been in existence throughout the periods presented.

Details of the Company’s principal subsidiaries, and the VIE are as of December 31, 2025 as follows:

Name:	Date of incorporation	Place of incorporation	Percentage of direct or indirect ownership	Principal activities

Youbus International Limited (“Youbus International”)	February 16, 2022	British Virgin Islands	100%	Investment holding
Webus Hongkong Limited (“Webus HK”)	February 22, 2022	Hong Kong	100%	Investment holding
Wetour Travel Tech LLC (“Wetour”)	March 16, 2022	The United States	100%	Transportation services and packaged tour services
Zhejiang Xinjieni Technology Co., Ltd. (“Xinjieni Tech” or “WFOE”)	August 31, 2022	The PRC	100%	Investment holding
Zhejiang Youba Technology Co., Ltd. (“Youba Tech” or “VIE”)	August 16, 2019	The PRC	100%	Transportation services
Hangzhou Webus Travel Agency Co., Ltd. (“Webus Travel Agency”)	August 27, 2020	The PRC	100%	Transportation services and packaged tour services
Hangzhou Shunxing Technology Co., Ltd. (“Hangzhou Shunxing”)	June 10, 2025	The PRC	100%	Technical services & software development and consulting & management services

The described VIE Agreements are as follows:

Exclusive Business Cooperation Agreement: Pursuant to the Exclusive Business Cooperation Agreement, the VIE is obliged to pay service fee to WFOE for the exclusive services such as technical services, internet technology support, business consulting, software development, information consulting, marketing consulting, product development and system maintenance. The service fee shall consist of 100% of the profit before tax of the VIE, after the deduction of all costs, expenses, taxes and other fee required under PRC laws and regulations. The VIE agrees not to accept the same or any similar services provided by any third party and shall not establish cooperation relationships similar to that formed by this agreement with any third party, except with the prior written consent of WFOE. The VIE has unconditionally and irrevocably authorized WFOE or its designated person as its agent to (i) sign any necessary documents with third parties (including but not limited to customers and suppliers) on behalf of the VIE; and (ii) to handle all necessary documents and matters which will enable WFOE to exercise all or part of its rights under this agreement on behalf of the VIE. WFOE shall have exclusive proprietary rights to and interests in any and all intellectual property rights developed or created by itself and the VIE. This agreement shall remain effective unless terminated (i) in accordance with the provisions of this agreement; or (ii) the entire equity interests held by Individual Registered Shareholders in the VIE have been transferred to WFOE or its designated person.

Exclusive Call Option Agreement: Pursuant to the Exclusive Call Option Agreement, the Individual Registered Shareholders have unconditionally and irrevocably granted WFOE or its designated purchaser the right to purchase all or part of their equity interests in the VIE (“Equity Call Option”). The purchase price payable by WFOE in respect of the transfer of equity interests upon exercise of the Equity Call Option shall be the higher of (a) the lowest price permitted under PRC laws and regulations or (b) the capital contribution in relation to the equity interests. If appraisal is required by the PRC laws and regulations at the time when WFOE exercises the Option, WFOE and the Individual Registered Shareholders shall make necessary adjustment to purchase price so that it complies with any and all then applicable PRC laws and regulations. WFOE or its designated purchaser shall have the right to purchase such proportion of equity interests in the VIE as it decides at any time. The Individual Registered Shareholders shall return any amount of purchase price they received in the event that WFOE acquires the equity interests in the VIE.

The Individual Registered Shareholders and the VIE have jointly and severally further undertaken to WFOE that, without the prior written consent of WFOE, they shall not (i) in any manner supplement, change or amend the constitutional documents of the VIE, increase or decrease its share capital, or change the structure of its registered capital in other manner; (ii) sell, pledge, transfer or otherwise dispose of any assets, business or lawful revenue or create encumbrance over the VIE; (iii) incur, inherit, guarantee or assume any debt, except for debts incurred in the ordinary course of business other than payables incurred by a loan and for debts disclosed to and agreed in writing by WFOE; (iv) cause the VIE to execute any material contract with a value above RMB100,000, except the contracts executed in the ordinary course of business; (v) cause the VIE to provide any person with any loan, credit or guarantee; (vi) cause or permit the VIE to merge, consolidate with, acquire or invest in any person, or sell assets of the VIE with a value above RMB100,000; (vii) cause the VIE to enter into any transaction which may have substantial impact on the assets, liabilities, business operation, shareholding structure and other legal rights of the VIE, except the contracts executed in the ordinary course of business; and (viii) in any manner distribute dividends to their shareholders, provided that upon the written request of WFOE, the VIE shall immediately distribute all distributable profits to its shareholders.

This agreement shall remain effective unless terminated (i) in accordance with the provisions of this agreement or any other supplemental agreements; or (ii) the entire equity interests held by the Individual Registered Shareholders in the VIE have been transferred to WFOE or its designated person.

Exclusive Assets Option Agreement: Pursuant to the Exclusive Assets Option Agreement, the VIE unconditionally and irrevocably granted an exclusive option to WFOE or its designated person to purchase 50% of its assets at the higher price of (a) the lowest price permitted under PRC laws and regulations or (b) the net book value of the assets. WFOE shall have absolute discretion as to when and in what manner to exercise the option to purchase assets of the VIE permitted by PRC laws and regulations. This agreement shall remain effective unless terminated (i) in accordance with the provisions of this agreement or any other supplemental agreements; or (ii) the entire equity interests held by the Individual Registered Shareholders in the VIE have been transferred to WFOE or its designated person.

Power of Attorney: Pursuant to the Power of Attorney, each of the Individual Registered Shareholders, irrevocably appoints WFOE, the authorized person or entity to exercise such shareholder’s rights in the VIE in accordance with PRC laws and the articles of the VIE, including without limitation to, the rights to (i) participate in shareholders meetings; (ii) the sale, transfer, pledge or disposition of the equity interest such shareholder holds in part or in whole; and (iii) designate and appoint, on behalf of such shareholder, the legal representative, the chairman, the executive director(s) and/or director(s), the supervisor(s), the general manger and other senior management members of the VIE. Without limiting the generality of the powers granted to WFOE, WFOE shall have the power and authority hereunder, on behalf of such shareholder, to execute the share transfer contracts stipulated in the Exclusive Call Option Agreement entered into among the VIE, WFOE and such shareholders and effect the terms of the Exclusive Call Option Agreement and Share Pledge Agreement. All the actions in connection with the equity interest held by such shareholder as conducted by WFOE shall be deemed as the actions of such shareholder, and all the documents related to the shareholding executed by WFOE shall be deemed to be executed by such shareholder.

Share Pledge Agreement:

Pursuant to the Share Pledge Agreement, each of the Individual Registered Shareholders unconditionally and irrevocably pledged and granted first priority security interests over all of his/her/its equity interests in the VIE together with all related rights thereto to WFOE as security for performance of the Contractual Arrangements and all direct, indirect or consequential damages and foreseeable loss of interest incurred by WFOE as a result of any event of default on the part of the Individual Registered Shareholders, the VIE and all expenses incurred by WFOE as a result of enforcement of the obligations of the Individual Registered Shareholders and/or the VIE under the Contractual Arrangements. Upon the occurrence and during the continuance of an event of default (as defined in this agreement), WFOE shall have the right to (i) require the Individual Registered Shareholders to immediately pay any amount payable under the Contractual Arrangements; or (ii) to exercise all such rights as a secured party under any applicable PRC law and this agreement, including without limitations, being paid in priority with the equity interests.

The said Share Pledge under this agreement takes effect upon the completion of registration with the relevant administrative department of industry and commerce and shall remain valid until after all the contractual obligations of the Individual Registered Shareholders and the VIE under the relevant Contractual Arrangements have been fully performed and all the outstanding debts of the Individual Registered Shareholders and/or the VIE under the relevant Contractual Arrangements have been fully paid.

Spousal Consent: Pursuant to the Spousal Consent, the respective spouse of the Individual Registered Shareholders has irrevocably undertaken that, including without limitation to, the spouse (i) has full knowledge of and has consented to the entering into of the Contractual Arrangements by the relevant Individual Registered Shareholder; (ii) is not entitled to any right with respect to the shares in the VIE and undertakes not to make any claims on the equity interest in the VIE; (iii) confirms that the Individual Registered Shareholders’ performance of the Contractual Arrangements and further modification or termination of the Contractual Arrangements will not require the respective spouse’s separate authorization or consent; (iv) undertakes to execute all necessary documents and take all necessary actions to ensure the Contractual Arrangements to be properly performed; (v) undertakes that if the respective spouse obtains any equity interest in the VIE for any reason, the respective spouse shall be bound by the Contractual Arrangements and abide by the obligations of the shareholders of the VIE under the Contractual Arrangements, and upon WFOE’s or its designate third-party request, the respective spouse shall execute a series of written documents with substantially the same form and content as the Contractual Arrangements.

The Company believes that Youba Tech is considered a VIE under Accounting Codification Standards (“ASC”) 810 “Consolidation”, because the equity investors in Youba Tech as a group no longer have the characteristics of a controlling financial interest through their equity investments. The Company further performs a qualitative assessment to determine whether the Company, through WFOE, is the primary beneficiary of VIE. A qualitative assessment begins with an understanding of the nature of the inherent risks in the entity which creates variability and which party absorbs this variability either through equity interest or contractual agreements. The Company’s assessment of the involvement with Youba Tech through a combination of 50% equity interest and the contractual arrangements reveals that the Company has the absolute power to direct the most significant activities that impact the economic performance of Youba Tech. WFOE is obligated to absorb all the expected loss from Youba Tech activities and receive all of Youba Tech’s expected residual returns. Therefore, the Company is deemed to be the primary beneficiary of Youba Tech and the financial positions, the operating results and cash flows of Youba Tech and its subsidiary are consolidated in the Company for financial reporting purposes.

Upon the completion of the Reorganization, Wetour Robotics became the ultimate holding company of the Group. The Group is effectively controlled by the same group of shareholders before and after the Reorganization and therefore, the Reorganization is considered as a recapitalization of these entities under common control. The consolidation of the Company and its subsidiaries and VIE has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying audited consolidated financial statements.

On November 5, 2025, the Group completed an internal reorganization pursuant to which 100% equity interest of Webus Travel Agency was transferred from Youba Tech, the VIE, to the WFOE. Accordingly, Webus Travel Agency was included in the VIE financial information through November 5, 2025 and was excluded thereafter. For the six months ended December 31, 2024, Webus Travel Agency was included for the entire period. For the six months ended December 31, 2025, Webus Travel Agency was included only through November 5, 2025. The carrying amounts of the assets, liabilities and the results of operations of the VIE included in the Company’s unaudited condensed consolidated balance sheets, statements of operations and comprehensive loss and statements of cash flows, which are prepared before eliminating the inter-company balances and transactions between the VIE, the Company and its subsidiaries, are as follows:

	As of June 30,	As of December 31,
	2025	2025
	RMB	RMB
		(Unaudited)
ASSETS
Current assets:
Cash and cash equivalents	536,444	7,015
Short-term investment	198,660	-
Accounts receivable	114,351	663,607
Amounts due from group companies	113,351	-
Prepaid expenses and other current assets	17,652,212	9,388,075
Total current assets	18,615,018	10,058,697

Non-current assets:
Property and equipment, net	30,944,721	29,925,568
Right-of-use assets, net	62,624	-
Total non-current assets	31,007,345	29,925,568
TOTAL ASSETS	49,622,363	39,984,265

LIABILITIES
Current liabilities:
Short-term borrowing	30,000,000	19,500,000
Current portion of long-term borrowings	-	2,200,000
Accounts payable	750	750
Lease liabilities-current	55,454	-
Amounts due to a related party	-	20,000
Accrued expenses and other current liabilities	522,414	1,213,957
Total current liabilities	30,578,618	22,934,707

Long-term borrowings	2,200,000	-
Total non-current liabilities	2,200,000	-
TOTAL LIABILITIES	32,778,618	22,934,707

Commitments and Contingencies (Note 14)

SHAREHOLDERS’ EQUITY
Additional paid-in capital	57,713,162	56,241,465
Accumulated deficit	(40,869,417)	(39,191,907)
Total shareholders’ equity	16,843,745	17,049,558
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	49,622,363	39,984,265
	For the six months ended December 31,
	2024	2025
	RMB	RMB
	(Unaudited)
Revenues	3,748,665	4,150,527
Cost of revenues	(404,210)	(155,638)
Gross profit	3,344,455	3,994,889
Operating expenses	(4,882,586)	(1,925,913)
Loss from operations	(1,538,131)	2,068,976
Other income/ (expenses), net	1,145,950	(391,466)
Income tax expense	-	-
Net (loss) income	(392,181)	1,677,510

	For the six months ended December 31,
	2024	2025
	RMB	RMB
	(Unaudited)
Net cash (used in)/ provided by operating activities	(9,286,259)	9,752,859
Net cash (used in)/ provided by investing activities	(9,863,873)	197,712
Net cash provided by/ (used in) financing activities	20,000,000	(10,480,000)
Effect of exchange rate changes on cash and cash equivalents	-	-
Net change in cash and cash equivalents	849,868	(529,429)
Cash and cash equivalents at beginning of the periods	853,749	536,444
Cash and cash equivalents at end of the periods	1,703,617	7,015

(d) Capital resource and liquidity

The Group has been incurring losses from operations since inception. The Group incurred net loss of RMB2,837,220 and RMB11,431,207 for the six months ended December 31, 2024 and 2025, respectively. Accumulated deficits were RMB49,761,797 and RMB61,193,004 as of June 30, 2025 and December 31, 2025, respectively. Net cash provided by operating activities was RMB10,918,105 for the six months ended December 31, 2025. As of December 31, 2025, the Group had RMB727,489 in cash and cash equivalents and working capital of RMB2,481,277.

On February 28, 2025, the Group completed its initial public offering, with gross proceeds amounting to RMB58,262,400 (equivalent to $8,000,000) before deducting underwriting commissions, expense allowances and other related expenses. The Group utilized these proceeds to fund the working capital requirements of its operations. On March 18, 2026, the Group closed a private investment in public equity transaction with ten investors, pursuant to which the Company issued and sold an aggregate of 60,000,000 ordinary shares for total gross proceeds of a RMB36,084,396 (equivalent to $5,160,000) at a purchase price of $0.086 per share. As of the date of these unaudited condensed consolidated financial statements, all proceeds from the PIPE transaction have been received.

Historically, the Group obtained three lines of credit total amounting to RMB32,200,000 with maturity date ranging from September 3, 2026 to September 7, 2027. As of December 31, 2025, the outstanding short-term borrowings were RMB19,500,000 with a maturity date ranging from June 11, 2026 to September 3, 2026, and the current-portion of long-term borrowings were RMB2,200,000 with a maturity date ranging from August 13, 2026 to August 31, 2026. The Group can continuously renew these borrowings within the unexpired credit limit. Thus, the Group would not incur a large amount of cash outflow due to the repayment obligation of short-term borrowings.

For the period from January 1, 2026 to the date of issuance of the unaudited condensed consolidated financial statements, RMB10,489,650 (equal to $1,500,000) of receivables from third parties was collected. (See Note 3).

The Group’s liquidity is based on its ability to enhance its operating cash flow position, obtain capital financing from equity interest investors and borrow funds to fund its general operations and capital expenditure. The Group’s ability to continue as a going concern is dependent on management’s ability to execute its business plan successfully, which includes stabilizing and improving the Group’s declining revenue performance through refining its sales strategy, expanding customer channels and improving market acceptance of the Group’s products while applying more effective marketing strategies and cost control measures to better manage operating cash flow position and obtaining funds from outside sources of financing to generate positive financing cash flows.

Given the Group’s existing cash balances and projected cash generated by, and used in, operating, financing and investing activities, the Group believes that it will have sufficient liquidity to fund its operating activities, and it will be able to meet its payment obligations from operations and debt related commitments for the next twelve months from the issuance of the unaudited condensed consolidated financial statements. Accordingly, the unaudited condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations.